Investment Risks - Real Assets Fund	Dec. 31, 2025
Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment RiskAn investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market RiskYour investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account any reinvestment of Fund dividends and distributions.
Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation RiskThe Fund is subject to the risk that its asset allocations may not achieve the desired risk-return characteristic or that they result in the Fund underperforming other similar funds or cause an investor to lose money. Asset allocations are subject to change without notice and may be greater than the specified allocation ranges at any given time due to similar characteristics of underlying holdings within each asset class.
Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Subsidiary RiskBy investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The types of derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, the Fund’s shareholders would likely suffer decreased investment returns.
Real Estate Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real Estate Market RiskSince the Fund has substantial exposure to companies engaged in the real estate industry, your investment in the Fund will be significantly affected by the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management.
REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT RiskIn addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commodities RiskBecause the Fund will have significant investment exposure to commodity-related derivative instruments, developments affecting commodities may have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. Although the Fund’s commodity exposure as a whole will not typically be leveraged (i.e., the Fund’s commodity investments will have aggregate investment exposure (as discussed below under “Principal Investment Strategies—Commodities” in the “Investment Objective, Principal Investment Strategies, and Principal Risks” section of the Fund’s Prospectus) substantially equal to the net assets of the commodities allocation of the Fund), individual commodity-linked derivative instruments may employ leverage. The value of commodity-related derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, insufficient storage capacity. or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, sanctions, war, nationalization or expropriation and international economic, political and regulatory developments. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. In addition, the relationships between various commodities and related derivatives may not behave as expected. Use of leveraged commodity-related derivatives, if any, creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value (“NAV”)), and there can be no assurance that the Fund’s use of leveraged commodity-related derivatives, if any, will be successful. Because certain natural resources and commodities may be closely related, the Fund’s investments in commodities may also be subject to the risks described under “Natural Resources Risk.”
Natural Resources Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Natural Resources RiskThe Fund’s investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism or sanctions) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. In particular Russia’s military invasion of Ukraine has increased the volatility of many natural resources investments. Rising interest rates and general economic conditions may also affect the demand for natural resources.
Infrastructure Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Infrastructure Companies RiskSecurities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to: ●high interest costs in connection with capital construction and improvement programs; ●difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; ●inexperience with and potential losses resulting from a developing deregulatory environment; ●costs associated with compliance with and changes in environmental and other regulations; ●regulation or adverse actions by various government authorities; ●government regulation of rates charged to customers; ●service interruption due to environmental, operational or other mishaps; ●the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; ●technological innovations that may render existing plants, equipment or products obsolete; and ●general changes in market sentiment towards infrastructure and utilities assets.
Master Limited Partnership Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Master Limited Partnership RiskAn investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or industry sector (for example, the energy sector) or a particular geographic region are subject to risks associated with such industry, sector or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
Derivatives and Hedging Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives and Hedging Transactions RiskThe use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, financial leverage risk, liquidity risk, over-the-counter (“OTC”) trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, the use of derivatives to hedge the Fund’s foreign currency risks may reduce returns or increase volatility, perhaps substantially. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including minimum margin and capital, clearing and trade execution requirements. The European Union, United Kingdom and some other jurisdictions have implemented and continue to implement similar requirements, which affect the Fund when it enters into a derivatives transaction with a counterparty organized in that jurisdiction or otherwise subject to that jurisdiction’s derivatives regulations. These regulations have the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objectives through the use of such instruments. Rule 18f-4 under the 1940 Act, relating to a registered investment company’s use of derivatives and certain financing transactions (such as reverse repurchase transactions), requires the Fund to observe more stringent requirements than were previously imposed by the 1940 Act. Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. The Fund’s derivatives risk management program includes policies and procedures that are reasonably designed to manage the Fund’s derivatives risks (including, but not limited to, the appointment of a derivatives risk manager, compliance with “value-at-risk” guidelines and certain other requirements). A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule 18f-4. Rule 18f-4 may substantially curtail the Fund’s ability to use derivative instruments as part of the Fund’s investment strategy and could ultimately prevent the Fund from being able to achieve its investment goals.
Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Options RiskGains on options transactions depend on the Advisor’s ability to predict correctly the direction of commodity markets, stock prices, indexes, interest rates, other economic factors, and factors affecting a particular industry or commodity, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. Where a liquid secondary market for options does not exist, the Fund may not be able to close its position, and in such an event would be unable to control its losses. The use of options may also limit gains from a positive change in the value of any portfolio securities underlying the options.
Inflation Deflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation/Deflation RiskInflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and Fund shares. Recently, inflation rates in the U.S. and elsewhere have been relatively high. There can be no assurance inflation rates will not remain high or rise or that efforts to slow or reverse inflation will not harm the economy and asset values. Periods of high or increasing inflation may give rise to higher interest rates, the risks of which are discussed in greater detail under “Preferred Securities Risk—Interest Rate Risk” and “Debt Securities Risk—Interest Rate Risk.”
Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leveraging RiskThe Fund’s use of derivatives may create leverage (i.e., the Fund’s investment exposures exceed its NAV). Leverage increases the magnitude of the Fund’s losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., investment exposure in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. The use of leverage is considered to be a speculative investment practice and may result in substantial and potentially unanticipated losses to the Fund or the Subsidiary. Some derivatives, such as derivatives that provide for short exposure, have the potential for unlimited loss, regardless of the size of the initial investment. The Fund may manage some of its derivative exposure by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged to a greater extent than intended.
Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Common Stock RiskCommon stocks are subject to special risks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. Also, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund will invest are typically subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets, and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.
Gold and Other Precious Metals Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Gold and Other Precious Metals RiskInvestments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks or international agencies, investment speculation, monetary and other economic policies of various governments and government restrictions on private ownership of gold and other precious metals. No income is derived from holding physical gold or other precious metals, which is unlike securities that may pay dividends or make other current payments. Although the Fund has contractual protections with respect to the credit risk of their custodian, gold held in physical form (even in a segregated account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. This could impair disposition of the assets under those circumstances. If it holds physical gold, the Fund is also subject to an increased risk of loss and expense in connection with the transportation of such assets to and from the Fund’s custodian. In addition, income derived from trading in gold and other precious metals may result in negative tax consequences due to appreciation in value, which could limit the ability of the Fund to sell its holdings of physical gold and certain ETFs at the desired time.
Foreign Non US and Emerging Market Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign (Non-U.S.) and Emerging Market Securities RiskRisks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments, including but not limited to, international wars or conflicts, instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health emergencies (including epidemics and pandemics), and possible imposition of foreign withholding or other taxes on income or proceeds payable on the securities (including trading and tariff arrangements and restrictions, sanctions and cybersecurity attacks). In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets, exchanges and economies and, in some countries, less mature governments and governmental institutions. Foreign securities markets and exchanges may be less liquid, more volatile and less subject to governmental supervision than in the United States. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect the Fund’s investments in issuers located in, doing business in or with assets in such countries. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes, exchange controls, the imposition of restrictions on foreign investment, the lack of hedging instruments, restrictions on repatriation of capital invested or from problems in security registration or settlement and custody. Furthermore, custody practices and regulations abroad may offer less protection to investors, such as the Fund, and the Fund may be limited in its ability to enforce contractual rights or obligations. The securities and real estate markets of some emerging market countries have in the past experienced substantial market disruptions and may do so in the future. The economies of many emerging market countries may be heavily dependent on international trade and have thus been, and may continue to be, adversely affected by trade barriers, foreign exchange controls and other protectionist measures imposed or negotiated by the countries with which they wish to trade. Several of the asset classes in which the Fund invests (in particular, commodities, natural resources and precious metals) may be especially susceptible to developments in emerging markets, increasing the Fund’s exposure to this risk.
Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities RiskFixed-income securities generally present three types of risk—interest rate risk, which is the risk that bond prices will decline because of rising interest rates, credit risk, which is the chance that a bond issuer will fail to timely pay interest and principal or that a bond's price declines because of negative perceptions of an issuer’s ability to pay interest and principal, and liquidity risk, which is the risk that securities will not be able to be sold at the time or price desired by the Fund.
Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred Securities RiskThere are various risks associated with investing in preferred securities. These risks include deferral and omission of distributions; credit risk; subordination to bonds and other debt securities in a company’s capital structure; interest rate risk; prepayment and extension risk; call, reinvestment and income risk; liquidity risk; limited voting rights; and special redemption rights.
Below Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities RiskBelow investment grade securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic condition could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.
Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Disruption and Geopolitical Risk Geopolitical and market events (including armed conflicts, terrorism, natural disasters, public health emergencies, trade disputes, tariffs, sanctions, and political or economic instability) can cause significant volatility in global markets and may adversely affect the Fund’s investments. Disruptions to supply chains, sharp movements in commodity prices, and changes in investor sentiment or credit conditions may negatively impact issuers, sectors, or entire regions, even those not directly involved in the originating event.Recent examples include the ongoing conflicts in Ukraine and the Middle East, and increasing political polarization around issues such as trade policy, monetary policy and the U.S. debt ceiling. The rapid development and regulation of artificial intelligence technologies may also introduce uncertainty. The scope, severity, and duration of these risks are difficult to predict, but they could materially reduce the value of the Fund’s investments.
Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regulatory Risk Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund. Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques. The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. These regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.
Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cyber Security RiskWith the increased use of technologies such as the Internet and artificial intelligence including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, “AI Technologies”), and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the Advisor and Subadvisors (defined below)), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the Advisor, a Subadvisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. Each of the Fund, the Advisor and the Subadvisors may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.
Shareholder Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholder Concentration Risk The Fund may have one or more large shareholders or a group of shareholders investing in classes of Fund shares indirectly through an account, platform or program sponsored by a financial institution. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable income and/or gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause a Fund to experience large redemptions, such as changes in investors’ circumstances; changes in the eligibility criteria for a Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management RiskAs an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Advisor’s investment techniques could fail to achieve the Fund’s investment objectives or negatively affect the Fund’s investment performance.
Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains (including short-term capital gains, which are taxed at ordinary income tax rates for federal income tax purposes) or losses, as well as, with respect to the Fund’s investments in MLPs, gain that is characterized as ordinary income under the Internal Revenue Code of 1986 (the “Code”) recapture provisions, as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk To the extent the Fund invests a portion of its assets in investment companies, including open-end funds, closed-end funds, ETFs and other types of pooled investment funds, those assets will be subject to the risks of the purchased investment funds’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment funds. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment funds. Risks associated with investments in closed-end funds also generally include market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification risk. In addition, restrictions under the 1940 Act may limit the Fund’s ability to invest in other investment companies to the extent desired. The Fund may invest in exchange-traded products that are not registered under the 1940 Act. Rule 12d1-4 and other applicable rules under Section 12(d)(1) of the 1940 Act permit an investment company to invest in other investment companies beyond the statutory limits, subject to certain conditions. This could affect the Fund’s ability to redeem its investments in other investment companies, make such investments less attractive, cause the Fund to incur losses, realize taxable gains distributable to shareholders, incur greater or unexpected expenses or experience other adverse consequences.
Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Focus RiskThe Fund may invest a substantial portion of its assets within one or more real asset sectors. To the extent the Fund focuses its investments in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across sectors.
Exchange Traded Notes ETNs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Notes (ETNs) Risk The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to factors impacting the issuer (such as changes in the issuer’s credit rating) even if there are not changes in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax RiskThe Fund’s ability to make direct and indirect investments in the asset classes described herein, including commodities, gold and other precious metals, and certain related instruments, is limited by the Fund’s intention to qualify as a RIC under the Code; if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. tax purposes, the Fund’s status as a RIC may be jeopardized. The Fund’s investment in the Subsidiary is intended to provide additional exposure to commodities, gold and other precious metals while allowing the Fund to satisfy the requirements applicable to RICs. Additionally, gains realized upon the sale of the Fund’s investments in gold that are not held within the Subsidiary will not count towards the requirement in the Code that to qualify as a RIC in the taxable year, at least 90% of the Fund’s gross income and gains in each taxable year be derived from securities and certain other permitted sources. Accordingly, the Fund may be required to hold its gold investments or to sell them at a loss, or to sell them at a gain, when for investment reasons it would not otherwise do so. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. See “Additional Information—Tax Considerations.”
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.